ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)Principal activities and subsidiaries

Chagee Holdings Limited (the “Company” or “Chagee”) was incorporated in the Cayman Islands under the Cayman Islands Companies Law as an exempted company with limited liability on May 12, 2023. The Company and its subsidiaries, together referred to as the “Group”. The Group is primarily engaged in the sales of freshly-made tea drinks, related raw materials, packaging, teahouse equipment and other supplies in the People’s Republic of China (the references to “PRC” are to the People’s Republic of China, for the purposes of the financial statements only, excluding Hong Kong, Macau and Taiwan) and overseas.

As of December 31, 2025, the Company’s major subsidiaries were as follows:

			Percentage of
	Place of	Date of	beneficial
	Incorporation	incorporation	ownership	Principal Activities
Major subsidiaries:
Chagee Holdings Pte. Ltd. (“Chagee Holdings Singapore”)	Singapore	June 9, 2023	100%	Investing holding company
Chagee Investment Pte. Ltd. (“Chagee Investment”)	Singapore	June 30, 2023	100%	Investing holding company
Beijing Chagee Catering Management Co., Ltd. (“Beijing Chagee”)	PRC	December 11, 2020	100%	Investing holding company
Sichuan Chagee Enterprise Management Co., Ltd.	PRC	March 24, 2021	100%	Franchise business
Sichuan Chayudao Enterprise Management Co., Ltd.	PRC	May 11, 2023	100%	Supply chain product sales
Chagee (Shanghai) Brand Management Co., Ltd.	PRC	January 8, 2024	100%	Brand, Marketing and Management
Chagee (Shanghai) Information Technology Co., Ltd.	PRC	September 23, 2024	100%	Information Technology Services

(b)Reorganization

Prior to the incorporation of the Company and the completion of the restructuring (the “Restructuring”) as described below, the Group conducted its business initially through Beijing Chagee and its subsidiaries in the PRC. Beijing Chagee had previously issued Series A and Series B preferred shares to certain investors during the years of 2020 and 2021 (Note 18).

In connection with the proposed initial public offering of the Company’s shares, the Group undertook certain corporate restructuring activities in 2023 to establish an offshore structure with the Company as the Group’s ultimate holding company.

To effect the Restructuring, the following steps were undertaken:

●	In June 2023, the Company established a directly wholly owned subsidiary Chagee Holdings Singapore, and Chagee Holdings Singapore established a wholly owned subsidiary Chagee Investment.

In July 2023, in anticipation of the Restructuring, the Company issued preferred shares to certain Beijing Chagee’s Series A and Series B preferred shareholders in proportion to their previous respective equity interest in Beijing Chagee and with substantially the same terms. For preferred shareholders who are required to complete certain regulatory procedures before they can legally own shares in the Company, the Company entered into an exchange agreement with them that they shall exchange their interest in Beijing Chagee into preferred shares of the Company when regulatory procedures are completed.

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (CONTINUED)

(b)Reorganization (continued)

●	In October 2023, Chagee investment paid to Beijing Chagee RMB36.9 million as capital contribution and then all existing ordinary shareholders of Beijing Chagee transferred their interest in Beijing Chagee to Chagee Investment for nominal consideration and all preferred shareholders’ interest in Beijing Chagee were repurchased by Beijing Chagee. As a result, Chagee Investment obtained 100% equity interests of Beijing Chagee. In September and November 2023, Beijing Chagee paid RMB195.0 million and RMB110.0 million, respectively to the Series A and Series B preferred shareholders as legal consideration for repurchase of their interest in Beijing Chagee. Such consideration must be returned to the Company as the legal subscription price for the preferred shares of the Company and was actually received by the Company before the completion of the Restructuring in December 2023. The consideration paid is accounted for as a bridge loan to the shareholders.
●	In December 2023, the required regulatory procedures were completed for certain preferred shareholders to legally own shares in the Company. As such, they completed the exchange of their interest in Beijing Chagee into preferred shares of the Company pursuant to the exchange agreement.
●	Upon completion of the Restructuring in December 2023, all of the ordinary and preferred shareholders of Beijing Chagee exchanged their interests into ordinary shares, Series A and Series B preferred shares of the Company as applicable, which are in proportion to their previous respective equity interests in Beijing Chagee prior to the Restructuring.

Upon the completion of the Restructuring, the business was still carried out by PRC subsidiaries and within the Group. The Company, Chagee Holdings Singapore and Chagee Investment had no operations and only nominal amounts of net assets prior to the consummation of the Restructuring and did not meet the definition of a business. All of the Group’s business continued to be conducted through Beijing Chagee and its subsidiaries after the Restructuring. There was no change in control over the Group before and after the Restructuring.

Accordingly, the above Restructuring transactions, are regarded as a non-substantive recapitalization of Beijing Chagee with no change in the basis of presentation of the financial statements. The Group’s financial information has been prepared on a consolidated basis as if the corporate structure of the Company after the Restructuring had been in existence throughout the periods presented, and represents a continuation of the consolidated financial statements of Beijing Chagee whereas the assets, liabilities and operating results were presented at their historical carrying values.